Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

6. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-04, Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40) Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The purpose of the ASU is to reduce diversity in the application of guidance by clarifying when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. This ASU is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The purpose of the ASU is to address the concern that current accounting guidance distinguishes between repurchase agreements that settle at the same time as the maturity of the transferred financial asset and those that settle any time before maturity. In particular, repurchase-to-maturity transactions are generally accounted for as sales with forward agreements under current accounting, whereas typical repurchase agreements that settle before the maturity of the transferred financial asset are accounted for as secured borrowings. Additionally, current accounting guidance requires an evaluation of whether an initial transfer of a financial asset and a contemporaneous repurchase agreement (a repurchase financing) should be accounted for separately or linked. If linked, the arrangement is accounted for on a combined basis as a forward agreement. Those outcomes often are referred to as off-balance-sheet accounting. The ASU changes the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements. The amendments also require two new related disclosures. This ASU is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-14, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40): Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure. The purpose of the ASU is to address a practice issue related to the classification of certain foreclosed residential and nonresidential mortgage loans that are either fully or partially guaranteed under government programs. Specifically, creditors should reclassify loans that meet certain conditions to “other receivables” upon foreclosure, rather than reclassifying them to other real estate owned (OREO). The separate other receivable recorded upon foreclosure is to be measured based on the amount of the loan balance (principal and interest) the creditor expects to recover from the guarantor. The ASU is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

Note 3 – Recent Accounting Pronouncements

In June 2011, the FASB issued Accounting Standards Update 2011-05 which amends FASB ASC Topic 220, Comprehensive Income, to facilitate the continued alignment of U.S. GAAP with International Accounting Standards. The ASU prohibits the presentation of the components of comprehensive income in the statement of stockholder’s equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate, but consecutive, statements of net income and other comprehensive income. Under previous GAAP, all three presentations were acceptable. Regardless of the presentation selected, the Reporting Entity is required to present all reclassifications between other comprehensive and net income on the face of the new statement or statements. ASU 2011-05 was effective for the Company as of June 30, 2013. The impact of adoption of ASU 2011-05 as of June 30, 2013 and all prior periods presented was a separate, but consecutive, statements of income and other comprehensive income.

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. The ASU allows the Fed Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes. In the past, only rates on U.S. Treasury obligations and LIBOR were permitted. The ASU was issued as a result of changes in the marketplace that have occurred since the issuance of Statement 133, and more particularly, as a result of the 2008 financial crisis. ASU 2013-10 is applicable to all entities that elect to apply hedge accounting of the benchmark interest rate under Topic 815, Derivatives and Hedging. The ASU was effective July 17, 2013, but only for qualifying new or redesignated hedging relationships entered into on or after that date. In other words, retrospective adoption is not available because it would be inconsistent with the requirement to prepare appropriate documentation at the inception of a hedge. The new pronouncement did not have an impact on the Company’s consolidated financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40) Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The purpose of the ASU is to reduce diversity by clarifying when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. This ASU is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.